Description of the Plan (Details) - EBP 001		12 Months Ended
	Oct. 08, 2025	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, minimum annual compensation to total compensation, percentage		1.00%
Pretax, maximum annual compensation to total compensation, percentage		50.00%
Automatic deferral rate		3.00%
Automatic deferral rate, annual increase		1.00%
Matching percentage		50.00%
Participant compensation matched, percentage		6.00%
Transfers into plan		$ 59,959,762
Maximum vesting age | year		65
Forfeited nonvested account		$ 278,975	$ 184,228
Forfeited nonvested account, decrease from employer contribution		278,975	$ 184,228
Participants quarterly administrative costs		$ 11.25
Minimum
EBP, Description of Plan [Line Items]
Maximum after-tax contributions, percentage of compensation	1.00%
Maximum
EBP, Description of Plan [Line Items]
Maximum after-tax contributions, percentage of compensation	25.00%
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%
Vesting period		1 year
Employer Matching Contribution for Selected Groups of Participants
EBP, Description of Plan [Line Items]
Vesting percentage		25.00%
Vesting period		2 years
Vesting percentage annual increase		25.00%
Vesting percentage upon reaching maximum vesting age		100.00%